OTHER LONG-TERM ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Other Long Term Liabilities [Abstract]
Summary of other long-term assets
The company’s other long-term assets as at December 31 are as follows:

(MILLIONS)	Note	2022	2021
Restricted cash(1)	21	$24	$22
Long-term receivables		38	30
Due from related parties	28	9	10
Other		30	7
		$101	$69
(1)See Note 1(t) - Recently adopted accounting standards for additional details.